S000001259 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
LIMITED TERM U.S. GOVERNMENT FUND | LIMITED TERM U.S. GOVERNMENT FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0